Other Current Receivables - Summary of Other Current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Receivables [Abstract]
VAT	€ 3,690	€ 3,939
Receivables from National Institute for Social Security	3,725	2,004
Other	2,418	1,780
Total	€ 9,833	€ 7,723